CECL (Details 6) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) day month	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,964	SFr 2,041	SFr 1,510
Interest income recognized	30	53
Amortized cost of non-accrual assets with no specific allowance	SFr 210	100
Number of days of default on interest or principal considered to assess credit worthiness (in months) | month	3
Period of anticipated repayment after which loan is written down to net book value (in days) | day	10
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount	90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 925	1,317	883
Interest income recognized	17	46
Amortized cost of non-accrual assets with no specific allowance	96	39
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	167	324	155
Interest income recognized	6	8
Amortized cost of non-accrual assets with no specific allowance	0	27
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	698	925	682
Interest income recognized	11	38
Amortized cost of non-accrual assets with no specific allowance	96	4
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	41	68	46
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	8
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	19	0	0
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,039	724	627
Interest income recognized	13	7
Amortized cost of non-accrual assets with no specific allowance	114	61
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	572	418	337
Interest income recognized	2	3
Amortized cost of non-accrual assets with no specific allowance	111	60
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	262	105	122
Interest income recognized	8	1
Amortized cost of non-accrual assets with no specific allowance	2	0
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	205	201	168
Interest income recognized	3	3
Amortized cost of non-accrual assets with no specific allowance	1	1
Bank
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,952	2,029	1,498
Interest income recognized	30	53
Amortized cost of non-accrual assets with no specific allowance	210	100
Bank | Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	913	1,305	871
Interest income recognized	17	46
Amortized cost of non-accrual assets with no specific allowance	96	39
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	167	324	155
Interest income recognized	6	8
Amortized cost of non-accrual assets with no specific allowance	0	27
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	686	913	670
Interest income recognized	11	38
Amortized cost of non-accrual assets with no specific allowance	96	4
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	41	68	46
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	8
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	19	0	0
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Bank | Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,039	724	627
Interest income recognized	13	7
Amortized cost of non-accrual assets with no specific allowance	114	61
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	572	418	337
Interest income recognized	2	3
Amortized cost of non-accrual assets with no specific allowance	111	60
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	262	105	122
Interest income recognized	8	1
Amortized cost of non-accrual assets with no specific allowance	2	0
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	205	201	SFr 168
Interest income recognized	3	3
Amortized cost of non-accrual assets with no specific allowance	SFr 1	SFr 1